Net finance costs (Tables)	12 Months Ended
Jun. 30, 2026
Net finance costs
Schedule of net finance costs, finance income

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest		—	12	—
Interest received on		2 329	2 913	3 226
other long-term investments		100	77	63
loans and receivables		198	200	143
cash and cash equivalents		2 031	2 636	3 020
Per income statement		2 329	2 925	3 226
Less: notional interest		—	(12)	—
Less: interest received on tax		(29)	(95)	(15)
Per the statement of cash flows		2 300	2 818	3 211
Finance costs
Debt		7 364	8 178	8 952
Interest on lease liabilities	14	1 758	1 669	1 557
Other		63	201	203
		9 185	10 048	10 712
Amortisation of loan costs	13	160	126	161
Notional interest		912	1 171	1 198
Total finance costs		10 257	11 345	12 071
Amounts capitalised to assets under construction, a class of property, plant and equipment	16	(845)	(1 883)	(1 644)
Per income statement		9 412	9 462	10 427
Total finance costs before amortisation of loan costs and notional interest		9 185	10 048	10 712
Deduct: amortisation of modification gain		(1)	(1)	—
Less: interest accrued on long-term debt and lease liabilities		(2 119)	(2 035)	(2 071)
Less: interest raised on tax payable		(2)	(14)	(3)
Per the statement of cash flows		7 063	7 998	8 638

Schedule of net finance costs, finance costs

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest		—	12	—
Interest received on		2 329	2 913	3 226
other long-term investments		100	77	63
loans and receivables		198	200	143
cash and cash equivalents		2 031	2 636	3 020
Per income statement		2 329	2 925	3 226
Less: notional interest		—	(12)	—
Less: interest received on tax		(29)	(95)	(15)
Per the statement of cash flows		2 300	2 818	3 211
Finance costs
Debt		7 364	8 178	8 952
Interest on lease liabilities	14	1 758	1 669	1 557
Other		63	201	203
		9 185	10 048	10 712
Amortisation of loan costs	13	160	126	161
Notional interest		912	1 171	1 198
Total finance costs		10 257	11 345	12 071
Amounts capitalised to assets under construction, a class of property, plant and equipment	16	(845)	(1 883)	(1 644)
Per income statement		9 412	9 462	10 427
Total finance costs before amortisation of loan costs and notional interest		9 185	10 048	10 712
Deduct: amortisation of modification gain		(1)	(1)	—
Less: interest accrued on long-term debt and lease liabilities		(2 119)	(2 035)	(2 071)
Less: interest raised on tax payable		(2)	(14)	(3)
Per the statement of cash flows		7 063	7 998	8 638